Contingencies, Commitments and Responsibilities - Schedule of Bank and Its Subsidiaries are Contractually Obliged to Grant Loans (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	$ 5,383,914	$ 5,291,615
Contingent liability for guarantees [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	411,023	262,924
Contingent liability for confirmes foreign letters of credit [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans		3,824
Letters of credit issued [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	95,476	88,940
Documented guarantees [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	1,286,805	1,286,807
Available on demand credit lines [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	2,143,333	2,349,626
Contingent liability for other credit commitments [member]
Disclosure of contingent liabilities in business combination [line items]
Contingent loans	$ 1,447,277	$ 1,299,494